Shareholders' capital - Additional Information (Detail) $ / shares in Units, $ / shares in Units, $ in Thousands, $ in Thousands							2 Months Ended	3 Months Ended	6 Months Ended	7 Months Ended	12 Months Ended
	Apr. 24, 2018 CAD ($) shares	Apr. 24, 2018 USD ($) $ / shares shares	Nov. 10, 2017 CAD ($) shares	Nov. 10, 2017 USD ($) $ / shares shares	Dec. 29, 2014 CAD ($) shares	Dec. 29, 2014 USD ($) $ / shares shares	Mar. 02, 2018 shares	Jun. 30, 2018 shares	Jun. 30, 2016 shares	Aug. 09, 2018 shares	Dec. 31, 2017 USD ($) Right vote shares	Dec. 31, 2016 USD ($) shares	Apr. 24, 2018 $ / shares	Dec. 31, 2017 CAD ($) $ / shares shares	Dec. 31, 2017 USD ($) shares	Nov. 10, 2017 $ / shares	Dec. 31, 2016 CAD ($) $ / shares shares	Dec. 31, 2016 USD ($) shares	Dec. 29, 2014 $ / shares
Stockholders Equity Note [Line Items]
Number of entitled votes per common share | vote											1
Number of voting rights per share | Right											1
Discount rate on share purchases											50.00%
Common shares issued (in shares)											43,470,000	12,938,457
Discount rate on share purchases under dividend reinvestment plan											5.00%
Carrying amount															$ 184,299		$ 213,805	$ 184,299
Preferred stock redemption price per share (in CAD per share) | $ / shares														$ 25
Total share-based compensation expense | $											$ 8,361	$ 4,298
Death Benefits
Stockholders Equity Note [Line Items]
Stock options exercised period											1 year
Resignation or Termination
Stockholders Equity Note [Line Items]
Stock options exercised period											30 days
Maximum | Retirement
Stockholders Equity Note [Line Items]
Stock options exercised period											90 days
Minimum
Stockholders Equity Note [Line Items]
Percentage of outstanding stock to be purchased to acquire discount (or more)											20.00%
Subsequent Event
Stockholders Equity Note [Line Items]
Additional shares issued under dividend reinvestment plan (in shares)							1,063,572
Employee Stock Option
Stockholders Equity Note [Line Items]
Total share-based compensation expense | $											$ 3,070	2,280
Unrecognized compensation costs, non-vested options | $															$ 2,229
Unrecognized compensation costs, non-vested options, period of recognition											1 year 7 months 10 days
Stock Option Plans | Maximum
Stockholders Equity Note [Line Items]
Percentage of shares reserves under plan (must not exceed)											8.00%
Performance Share Units
Stockholders Equity Note [Line Items]
Maximum aggregate number of shares reserved for future issuance (in shares)														7,000,000	7,000,000
Performance share units granting period											3 years
Percentage of shares issued on number of PSU grants, minimum											2.00%
Percentage of shares issued on number of PSU grants, maximum											237.00%
Employee share purchase
Stockholders Equity Note [Line Items]
Total share-based compensation expense | $											$ 436	$ 180
Vesting period of matching contribution shares											1 year
Maximum aggregate number of shares reserved for future issuance (in shares)														2,000,000	2,000,000
Common stock, shares issued (in shares)														283,523	283,523		144,264	144,264
Deferred Share Units
Stockholders Equity Note [Line Items]
Maximum aggregate number of shares reserved for future issuance (in shares)														1,000,000	1,000,000
Shares issued during period (in shares)											293,906	224,663.24
Deferred Share Units | Subsequent Event
Stockholders Equity Note [Line Items]
Shares issued during period (in shares)										43,249
Performance share units
Stockholders Equity Note [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Granted											811,974	219,315
Total share-based compensation expense | $											$ 4,262	$ 1,322
Unrecognized compensation costs, non-vested awards | $															$ 6,753
Unrecognized compensation costs, non-vested options, period of recognition											1 year 10 months 2 days
Performance share units | Subsequent Event
Stockholders Equity Note [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Granted										637,674
RSU | Subsequent Event
Stockholders Equity Note [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Granted								128,302
Series A Preferred Stock
Stockholders Equity Note [Line Items]
Preferred stock issued (in shares)														4,800,000	4,800,000		4,800,000	4,800,000
Shares issued, price per share (CAD per share) | $ / shares														$ 25			$ 25
Carrying amount														$ 116,546	$ 100,462		$ 116,546
Fixed cumulative annual dividend per share (CAD per share) | $ / shares														$ 1.125
Subsequent yield period											5 years
Preferred stock, Subsequent redemption period											5 years
Series C Preferred Stock
Stockholders Equity Note [Line Items]
Preferred stock redemption price per share (in CAD per share) | $ / shares														$ 53,400
Redeemable preferred stock issued (in shares)														100	100
Series D Preferred Stock
Stockholders Equity Note [Line Items]
Preferred stock issued (in shares)														4,000,000	4,000,000		4,000,000	4,000,000
Shares issued, price per share (CAD per share) | $ / shares														$ 25			$ 25
Carrying amount														$ 97,259	$ 83,837		$ 97,259
Fixed cumulative annual dividend per share (CAD per share) | $ / shares														$ 1.25
Subsequent yield period											5 years
Preferred stock, Subsequent redemption period											5 years
Government of Canada Bond Yield | Series A Preferred Stock
Stockholders Equity Note [Line Items]
Dividend variable interest rate											2.94%
Government of Canada Bond Yield | Series D Preferred Stock
Stockholders Equity Note [Line Items]
Dividend variable interest rate											3.28%
Government of Canada Treasury Bill Yield | Series B Preferred Stock
Stockholders Equity Note [Line Items]
Dividend variable interest rate											2.94%
Government of Canada Treasury Bill Yield | Series E Preferred Stock
Stockholders Equity Note [Line Items]
Dividend variable interest rate											3.28%
Emera | Subscription receipts | Park Water Company
Stockholders Equity Note [Line Items]
Common shares issued (in shares)					3,316,583	3,316,583
Issuance of convertible debentures, net of costs					$ 33,000	$ 28,446
Additional shares issued under dividend reinvestment plan (in shares)									252,011
Shares issued, price per share (CAD per share) | (per share)						$ 8.58													$ 9.95
Emera | Odell Wind Facility | Subscription receipts
Stockholders Equity Note [Line Items]
Common shares issued (in shares)					8,708,170	8,708,170
Issuance of convertible debentures, net of costs					$ 77,503	$ 66,807
Additional shares issued under dividend reinvestment plan (in shares)									661,693
Shares issued, price per share (CAD per share) | (per share)						$ 7.67													$ 8.90
Range One | Employee share purchase
Stockholders Equity Note [Line Items]
Employer matching contribution, percent											20.00%
Employer matching contribution, amount | $											$ 5
Range Two | Employee share purchase
Stockholders Equity Note [Line Items]
Employer matching contribution, percent											10.00%
Range Three | Employee share purchase
Stockholders Equity Note [Line Items]
Employer matching contribution, percent											15.00%
Public Stock Offering [Member]
Stockholders Equity Note [Line Items]
Sale of stock, price per share (CAD per share) | (per share)				$ 10.45												$ 13.25
Payments of Stock Issuance Costs | $			$ 19,193
Public Stock Offering [Member] | Subsequent Event
Stockholders Equity Note [Line Items]
Sale of stock, price per share (CAD per share) | (per share)		$ 9.23											$ 11.85
Public Stock Offering [Member] | Common shares
Stockholders Equity Note [Line Items]
Number of shares issued pursuant to public offering			43,470,000	43,470,000
Cash proceeds from issuance of shares			$ (576,000)	$ 454,158
Payments Of Stock Issuance Costs, Net of Tax | $			$ 14,109
Public Stock Offering [Member] | Common shares | Subsequent Event
Stockholders Equity Note [Line Items]
Number of shares issued pursuant to public offering	37,505,274	37,505,274
Cash proceeds from issuance of shares	$ 444,437	$ 346,324